Statement of Financial Position of Aegon N.V. (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [1]	Dec. 31, 2017		Dec. 31, 2016
Receivables
Cash and cash equivalents		€ 12,263	€ 8,744	[1]	€ 10,768	€ 10,768
Assets		440,348	392,633	[1]	395,923
Shareholders' equity
Share capital		323	322			322
Revaluation account		5,868	3,436
Group equity		24,441	22,542	[2]	24,079	24,079	[1]	€ 24,341
Deferred tax liability		1,227	529	[1]	1,021
Provisions		214	320	[1]	210
Long-term borrowings		4,338	10,682
Other current liabilities		14,097	13,309
Total liabilities		415,907	370,091	[1]	371,844
Total equity and liabilities		440,348	392,633	[1]	€ 395,923
Aegon N.V [member]
Non-current assets
Shares in group companies		25,045	22,143	[3]		23,117
Loans to group companies		1,337	2,487	[3]		€ 2,690
Financial fixed assets		26,382	24,630	[3]
Receivables
Receivables from group companies		112	35	[3]
Other receivables		175	137	[3]
Other current assets		124	137	[3]
Accrued interest and rent		13	16	[3]
Receivables		424	325	[3]
Cash and cash equivalents		1,032	1,231	[3]
Assets		27,838	26,186	[3]
Shareholders' equity
Share capital		323	322	[3]
Paid-in surplus		7,213	7,486
Revaluation account		6,116	3,540	[3]
Legal reserves - foreign currency translation reserve		426	130
Legal reserves in respect of group companies		1,703	1,326	[3]
Retained earnings, including treasury shares		7,227	7,536	[3]
Remeasurement of defined benefit plans of group companies		(2,397)	(1,850)	[3]
Net income / (loss)		1,239	710	[3]
Group equity		21,850	19,200	[3]
Other equity instruments		2,571	3,320
Total equity		24,421	22,520	[3]
Deferred tax liability	[3]		10
Provisions			10
Subordinated borrowings		1,403	1,389
Long-term borrowings		1,257	1,292	[3]
Non-current liabilities		2,660	2,681	[3]
Short term deposits	[3]		82
Loans from group companies		6	9	[3]
Payables to group companies		484	582	[3]
Other current liabilities		236	271	[3]
Accruals and deferred income		31	31	[3]
Current liabilities		757	975	[3]
Total liabilities		3,417	3,666	[3]
Total equity and liabilities		€ 27,838	€ 26,186	[3]

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.
[2]	See note 2.1.1 for details about the impact of adopting IFRS 16 on Leases and note 2.1.2 for details about the impact of voluntary change in accounting policy on Liability Adequacy Testing
[3]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies in the consolidated notes for details about this change.